UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
September 30, 2013

Shares	Description (1)	Value
LONG-TERM INVESTMENTS – 99.4%
Common Stocks – 99.4% (5)
Aerospace & Defense – 1.4%
15,279	Boeing Company	$ 1,795,283
16,032	Honeywell International Inc.	1,331,297
15,314	United Technologies Corporation	1,651,155
Total Aerospace & Defense	4,777,735
Air Freight & Logistics – 0.6%
23,585	United Parcel Service, Inc., Class B	2,154,961
Airlines – 0.2%
12,008	Delta Air Lines, Inc.	283,269
26,363	Southwest Airlines Co.	383,845
Total Airlines	667,114
Auto Components – 0.1%
10,102	American Axle and Manufacturing Holdings Inc., (2)	199,211
Automobiles – 0.5%
49,165	Ford Motor Company	829,414
14,597	Harley-Davidson, Inc.	937,711
Total Automobiles	1,767,125
Beverages – 1.2%
36,625	Coca-Cola Company	1,387,355
15,729	Monster Beverage Corporation, (2)	821,840
25,502	PepsiCo, Inc.	2,027,409
Total Beverages	4,236,604
Biotechnology – 5.4%
55,224	Amgen Inc.	6,181,775
36,471	Celgene Corporation, (2)	5,613,981
114,572	Gilead Sciences, Inc., (2)	7,199,704
Total Biotechnology	18,995,460
Capital Markets – 1.2%
32,441	Bank of New York Company, Inc.	979,394
62,652	Charles Schwab Corporation	1,324,463
1,581	Goldman Sachs Group, Inc.	250,130
24,475	Morgan Stanley	659,601
17,346	Waddell & Reed Financial, Inc., Class A	892,972
Total Capital Markets	4,106,560
Chemicals – 1.0%
973	CF Industries Holdings, Inc.	205,138
18,504	Dow Chemical Company	710,554
22,041	E.I. Du Pont de Nemours and Company	1,290,721
10,514	Monsanto Company	1,097,346
4,219	Mosaic Company	181,501
Total Chemicals	3,485,260
Commercial Banks – 1.6%
51,936	U.S. Bancorp	1,899,819
90,179	Wells Fargo & Company	3,726,196
Total Commercial Banks	5,626,015
Commercial Services & Supplies – 0.1%
10,378	R.R. Donnelley & Sons Company	163,972
Communications Equipment – 4.8%
6,820	Aviat Networks Inc., (2)	17,596
366,929	Cisco Systems, Inc.	8,593,476
122,126	QUALCOMM, Inc.	8,226,407
Total Communications Equipment	16,837,479
Computers & Peripherals – 8.7%
58,238	Apple, Inc.	27,764,965
28,119	EMC Corporation	718,722
19,045	Hewlett-Packard Company	399,564
24,916	Western Digital Corporation	1,579,674
Total Computers & Peripherals	30,462,925
Consumer Finance – 0.5%
8,310	American Express Company	627,571
6,671	Capital One Financial Corporation	458,565
27,215	SLM Corporation	677,654
Total Consumer Finance	1,763,790
Containers & Packaging – 0.4%
19,780	Packaging Corp. of America	1,129,240
4,824	Sonoco Products Company	187,847
Total Containers & Packaging	1,317,087
Distributors – 0.1%
3,449	Genuine Parts Company	278,990
Diversified Consumer Services – 0.2%
4,119	ITT Educational Services, Inc., (2)	127,689
21,475	Service Corporation International	399,865
Total Diversified Consumer Services	527,554
Diversified Financial Services – 2.5%
149,582	Bank of America Corporation	2,064,232
3,641	Berkshire Hathaway Inc., Class B, (2)	413,290
39,530	Citigroup Inc.	1,917,600
19,235	CME Group, Inc.	1,421,082
39,922	JPMorgan Chase & Co.	2,063,568
13,902	Moody’s Corporation	977,728
Total Diversified Financial Services	8,857,500
Diversified Telecommunication Services – 1.4%
63,546	AT&T Inc.	2,149,126
1	Frontier Communications Corporation	4
59,414	Verizon Communications Inc.	2,772,257
Total Diversified Telecommunication Services	4,921,387
Electric Utilities – 1.5%
30,093	Duke Energy Corporation	2,009,611
48,358	Great Plains Energy Incorporated	1,073,548
13,768	OGE Energy Corp.	496,887
28,722	Pinnacle West Capital Corporation	1,572,242
Total Electric Utilities	5,152,288
Electrical Equipment – 1.8%
30,489	Eaton PLC	2,098,863
24,996	Emerson Electric Company	1,617,241
11,238	Hubbell Incorporated, Class B	1,177,068
14,091	Rockwell Automation, Inc.	1,506,892
Total Electrical Equipment	6,400,064
Electronic Equipment & Instruments – 0.5%
17,200	Amphenol Corporation, Class A	1,330,936
30,310	Corning Incorporated	442,223
Total Electronic Equipment & Instruments	1,773,159
Energy Equipment & Services – 1.3%
23,374	Cameron International Corporation, (2)	1,364,340
9,396	Diamond Offshore Drilling, Inc.	585,559
25,616	Halliburton Company	1,233,410
15,853	Schlumberger Limited	1,400,771
Total Energy Equipment & Services	4,584,080
Food & Staples Retailing – 1.8%
29,644	CVS Caremark Corporation	1,682,297
27,808	Kroger Co.	1,121,775
23,214	Walgreen Co.	1,248,913
31,613	Wal-Mart Stores, Inc.	2,338,097
Total Food & Staples Retailing	6,391,082
Food Products – 1.0%
10,080	Archer-Daniels-Midland Company	371,347
15,863	Kraft Foods Inc.	831,856
72,807	Mondelez International Inc.	2,287,596
Total Food Products	3,490,799
Gas Utilities – 0.4%
21,576	AGL Resources Inc.	993,143
15,026	Piedmont Natural Gas Company	494,055
Total Gas Utilities	1,487,198
Health Care Equipment & Supplies – 1.6%
41,688	Abbott Laboratories	1,383,625
16,835	Baxter International, Inc.	1,105,891
9,327	CareFusion Corporation, (2)	344,166
5,822	Covidien PLC	354,793
12,334	Hill Rom Holdings Inc.	441,927
11,631	Medtronic, Inc.	619,351
11,540	Saint Jude Medical Inc.	619,006
8,617	Zimmer Holdings, Inc.	707,800
Total Health Care Equipment & Supplies	5,576,559
Health Care Providers & Services – 2.6%
13,759	Brookdale Senior Living Inc., (2)	361,862
23,480	Cardinal Health, Inc.	1,224,482
47,084	Express Scripts Holding Company, (2)	2,908,850
1,520	McKesson HBOC Inc.	195,016
11,450	Omnicare, Inc.	635,475
12,175	Tenet Healthcare Corporation, (2)	501,488
15,630	UnitedHealth Group Incorporated	1,119,264
20,106	Universal Health Services, Inc., Class B	1,507,749
8,528	Wellpoint Inc.	713,026
Total Health Care Providers & Services	9,167,212
Hotels, Restaurants & Leisure – 1.8%
20,714	Carnival Corporation	676,105
17,543	International Game Technology	332,089
25,719	McDonald’s Corporation	2,474,425
12,224	Starwood Hotels & Resorts Worldwide, Inc.	812,285
84,855	The Wendy’s Company	719,570
19,573	Tim Hortons Inc.	1,135,234
Total Hotels, Restaurants & Leisure	6,149,708
Household Durables – 0.8%
41,536	KB Home	748,479
36,936	Newell Rubbermaid Inc.	1,015,740
7,376	Whirlpool Corporation	1,080,141
Total Household Durables	2,844,360
Household Products – 0.7%
32,355	Procter & Gamble Company	2,445,714
Industrial Conglomerates – 1.1%
9,403	3M Co.	1,122,812
13,006	Danaher Corporation	901,576
82,528	General Electric Company	1,971,594
Total Industrial Conglomerates	3,995,982
Insurance – 1.4%
12,439	American International Group	604,909
824	Arch Capital Group Limited, (2)	44,603
26,516	Fidelity National Financial, Inc.	705,326
24,192	Marsh & McLennan Companies, Inc.	1,053,562
13,163	Prudential Financial, Inc.	1,026,451
15,488	Travelers Companies, Inc.	1,312,918
Total Insurance	4,747,769
Internet & Catalog Retail – 4.2%
31,403	Amazon.com, Inc., (2)	9,817,833
10,391	HSN, Inc.	557,165
4,189	Priceline.com Incorporated, (2)	4,234,870
Total Internet & Catalog Retail	14,609,868
Internet Software & Services – 9.2%
19,016	Akamai Technologies, Inc., (2)	983,127
2,017	AOL Inc.	69,748
16,544	Baidu.com, Inc., Sponsored ADR, (2)	2,567,298
82,285	eBay Inc., (2)	4,590,680
99,780	Facebook Inc., Class A, (2)	5,012,947
17,133	Google Inc., Class A, (2)	15,006,965
20,300	IAC/InterActiveCorp.	1,109,801
85,817	Yahoo! Inc., (2)	2,845,692
Total Internet Software & Services	32,186,258
IT Services – 3.3%
46,267	Automatic Data Processing, Inc.	3,348,805
23,280	Fidelity National Information Services	1,081,123
8,158	Global Payments Inc.	416,711
11,267	Infosys Technologies Limited, Sponsored ADR	542,055
10,431	International Business Machines Corporation (IBM)	1,931,613
12,871	Lender Processing Services Inc.	428,218
58,743	Paychex, Inc.	2,387,316
7,718	Visa Inc., Class A	1,474,910
Total IT Services	11,610,751
Life Sciences Tools & Services – 0.2%
15,384	Agilent Technologies, Inc.	788,430
Machinery – 1.3%
9,726	Caterpillar Inc.	810,857
7,028	Deere & Company	572,009
22,531	Graco Inc.	1,668,646
16,187	SPX Corporation	1,370,068
Total Machinery	4,421,580
Media – 3.4%
19,288	CBS Corporation, Class B	1,063,926
49,965	DirecTV, (2)	2,985,409
2,751	Liberty Media Corporation, (2)	404,810
12,888	News Corporation, Class B, (2)	211,750
20,124	Omnicom Group, Inc.	1,276,667
2,751	Starz, (2)	77,386
30,876	The Walt Disney Company	1,991,193
6,011	Time Warner Cable	670,828
21,163	Time Warner Inc.	1,392,737
51,552	Twenty-First Century Fox Inc., Class B	1,721,837
Total Media	11,796,543
Metals & Mining – 0.2%
4,949	AngloGold Ashanti Limited, Sponsored ADR	65,723
7,972	Cliffs Natural Resources Inc.	163,426
54,923	Companhia Siderurgica Nacional S.A., Sponsored ADR	234,521
5,432	Freeport-McMoRan Copper & Gold, Inc.	179,691
1,736	Newmont Mining Corporation	48,782
7,686	United States Steel Corporation	158,255
Total Metals & Mining	850,398
Multiline Retail – 0.3%
10,865	Family Dollar Stores, Inc.	782,497
4,575	J.C. Penney Company, Inc., (2)	40,352
4,511	Kohl’s Corporation	233,444
Total Multiline Retail	1,056,293
Multi-Utilities – 0.3%
21,316	Integrys Energy Group, Inc.	1,191,351
Oil, Gas & Consumable Fuels – 3.9%
1,231	Anadarko Petroleum Corporation	114,471
9,342	Cabot Oil & Gas Corporation	348,643
33,157	Chevron Corporation	4,028,576
30,285	ConocoPhillips	2,105,110
55,660	Exxon Mobil Corporation	4,788,986
1,606	Marathon Oil Corporation	56,017
6,095	Occidental Petroleum Corporation	570,126
22,649	Phillips 66	1,309,565
2,785	Royal Dutch Shell PLC, Class A, Sponsored ADR	182,919
Total Oil, Gas & Consumable Fuels	13,504,413
Paper & Forest Products – 0.1%
10,899	International Paper Company	488,275
Pharmaceuticals – 4.0%
38,938	AbbVie Inc.	1,741,697
13,538	Allergan, Inc.	1,224,512
45,036	Bristol-Myers Squibb Company	2,084,266
7,517	Eli Lilly and Company	378,331
13,675	Forest Laboratories, Inc., (2)	585,153
7,458	GlaxoSmithKline PLC, Sponsored ADR	374,168
20,631	Johnson & Johnson	1,788,501
727	Mallinckrodt PLC, (2)	32,053
64,457	Merck & Company Inc.	3,068,798
4,647	Novartis AG, Sponsored ADR	356,471
82,836	Pfizer Inc.	2,378,222
Total Pharmaceuticals	14,012,172
Professional Services – 0.7%
18,950	Manpower Inc.	1,378,423
30,314	Robert Half International Inc.	1,183,155
Total Professional Services	2,561,578
Real Estate Investment Trust – 1.0%
18,413	Apartment Investment & Management Company, Class A	514,459
28,958	CubeSmart	516,611
4,590	Developers Diversified Realty Corporation	72,109
40,126	Senior Housing Properties Trust	936,541
25,511	Ventas Inc.	1,568,927
Total Real Estate Investment Trust	3,608,647
Road & Rail – 0.2%
23,916	CSX Corporation	615,598
Semiconductors & Equipment – 5.5%
54,140	Advanced Micro Devices, Inc., (2)	205,732
49,030	Altera Corporation	1,821,955
25,698	Analog Devices, Inc.	1,209,091
65,680	Applied Materials, Inc.	1,152,027
1,253	ASML Holding N.V., Sponsored ADR	123,746
47,386	Atmel Corporation, (2)	352,552
44,195	Broadcom Corporation, Class A	1,149,512
4,697	Cree, Inc., (2)	282,712
11,761	Cypress Semiconductor Corporation	109,848
28,948	Fairchild Semiconductor International Inc., (2)	402,088
17,789	Integrated Device Technology, Inc., (2)	167,572
363,454	Intel Corporation	8,330,366
2,596	Intersil Holding Corporation, Class A	29,153
8,733	Lam Research Corporation, (2)	447,042
45,919	Linear Technology Corporation	1,821,148
35,700	LSI Logic Corporation	279,174
76,193	NVIDIA Corporation	1,185,563
5,819	SunEdison Inc., (2)	46,377
2,774	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR	47,047
Total Semiconductors & Equipment	19,162,705
Software – 8.2%
62,768	Activision Blizzard Inc.	1,046,343
43,455	Adobe Systems Incorporated, (2)	2,257,053
31,158	Autodesk, Inc., (2)	1,282,775
65,185	CA Inc.	1,934,039
33,659	Cadence Design Systems, Inc., (2)	454,397
536,957	Microsoft Corporation	17,886,037
117,201	Oracle Corporation	3,887,557
Total Software	28,748,201
Specialty Retail – 1.8%
1,126	Best Buy Co., Inc.	42,225
16,073	Gap, Inc.	647,420
29,287	Home Depot, Inc.	2,221,419
32,217	L Brands Inc.	1,968,459
2,484	Lowe’s Companies, Inc.	118,263
10,184	TJX Companies, Inc.	574,276
23,096	Urban Outfitters, Inc., (2)	849,240
Total Specialty Retail	6,421,302
Textiles, Apparel & Luxury Goods – 0.2%
14,587	Coach, Inc.	795,429
Thrifts & Mortgage Finance – 0.0%
1,712	Tree.com Inc.	44,957
Tobacco – 1.0%
30,144	Altria Group, Inc.	1,035,446
29,457	Philip Morris International	2,550,682
Total Tobacco	3,586,128
Wireless Telecommunication Services – 0.2%
9,319	Crown Castle International Corporation, (2)	680,567
Total Long-Term Investments (cost $199,706,086)	348,094,147

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 4.7%
$ 16,517	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $16,517,069, collateralized by $16,065,000 U.S. Treasury Bonds, 3.875%, due 8/15/40, value $16,848,169	0.000%	10/01/13	$ 16,517,069
Total Short-Term Investments (cost $16,517,069)	16,517,069
Total Investments (cost $216,223,155) – 104.1%	364,611,216
Other Assets Less Liabilities - (4.1)% (3)	(14,228,219)
Net Assets – 100%	$ 350,382,997

Investments in Derivatives as of September 30, 2013

Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
(68)	NASDAQ-100 Index	$ (21,250,000)	10/19/13	$ 3,125	$ (776,220)
(69)	NASDAQ-100 Index	(21,735,000)	10/19/13	3,150	(642,390)
(67)	NASDAQ-100 Index	(21,272,500)	10/19/13	3,175	(494,795)
(63)	NASDAQ-100 Index	(20,317,500)	10/19/13	3,225	(202,230)
(68)	NASDAQ-100 Index	(21,420,000)	11/16/13	3,150	(770,100)
(70)	NASDAQ-100 Index	(22,225,000)	11/16/13	3,175	(672,000)
(135)	NASDAQ-100 Index	(43,200,000)	11/16/13	3,200	(1,080,000)
(125)	S&P 500® Index	(20,625,000)	10/19/13	1,650	(551,250)
(117)	S&P 500® Index	(19,597,500)	10/19/13	1,675	(304,785)
(117)	S&P 500® Index	(19,656,000)	10/19/13	1,680	(269,100)
(188)	S&P 500® Index	(31,960,000)	10/19/13	1,700	(229,360)
(138)	S&P 500® Index	(23,598,000)	10/19/13	1,710	(114,540)
(95)	S&P 500® Index	(15,912,500)	11/16/13	1,675	(353,400)
(120)	S&P 500® Index	(20,400,000)	11/16/13	1,700	(275,400)
(121)	S&P 500® Index	(20,872,500)	11/16/13	1,725	(154,275)
(1,561)	Total Call Options Written (premiums received $7,303,422)	$ (344,041,500)	$ (6,889,845)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 348,094,147	$ –	$ –	$ 348,094,147
Short-Term Investments:
Repurchase Agreements	–	16,517,069	–	16,517,069
Derivatives:
Call Options Written	(6,889,845)	–	–	(6,889,845)
Total	$ 341,204,302	$ 16,517,069	$ –	$ 357,721,371

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $216,223,920.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 149,799,628
Depreciation	(1,412,332)

Net unrealized appreciation (depreciation) of investments	$ 148,387,296

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Advantage Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013